PURSUANT TO RULE 497(E)
                                                      REGISTRATION NO. 333-11283




                         SUNAMERICA FOCUSED SERIES, INC.
                             Focused Value Portfolio
                                (the "Portfolio")

               SUPPLEMENT DATED JANUARY 5, 2007 TO THE PROSPECTUS
          DATED FEBRUARY 28, 2006, AS SUPPLEMENTED ON NOVEMBER 21, 2006

         Effective January 2, 2007, all references to Martin J. Whitman, co-portfolio manager to the Portfolio are hereby deleted. Ian Lapey who previously served as co-portfolio manager, has assumed primary investment responsibilities for the portion of the Portfolio's assets subadvised by Third Avenue Management LLC.




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                         SUNAMERICA FOCUSED SERIES, INC.
                             Focused Value Portfolio
                                (the "Portfolio")

 SUPPLEMENT DATED JANUARY 5, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION
         DATED FEBRUARY 28, 2006, AS SUPPLEMENTED ON NOVEMBER 21, 2006

         Effective January 2, 2007, all references to Martin J. Whitman, co-portfolio manager to the Portfolio are hereby deleted